Income Taxes - Reconciliation of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Earnings before income taxes	$ 306.6	$ 203.6	$ 136.0
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2021 to 2023)	81.3	54.0	36.1
Foreign income taxed at different rates	(51.4)	(34.1)	(16.9)
Foreign exchange	4.0	5.7	1.2
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties	19.1	2.9	8.2
Change in tax rates	0.0	0.1	(7.6)
Change in unrecognized tax losses and deductible temporary differences	9.0	29.5	11.1
Income tax expense	62.0	$ 58.1	$ 32.1
Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Initial percentage of tax exemption (percent)			100.00%
Percentage of tax exemption		50.00%
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings	$ 11.3	$ 3.3	$ 6.0
Deferred tax expense, repatriated foreign earnings paid in current year		$ 3.3	$ 2.5